SHARE-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SHARE-BASED COMPENSATION
Schedule of black scholes option-pricing model with assumptions used

	September 3,	April 15,	June 14,
	2025	2025	2024
Expected term (years)	5.75	5.75	5.73
Risk-free interest rate	3.78%	4.04%	4.21%
Expected volatility	50%	50%	50%
Expected dividend yield	0%	0%	0%

Schedule of share activity under the share option plans

			Weighted-
			Average
		Weighted-	Remaining	Weighted-	Aggregate
		Average	Contractual	Average	Intrinsic
	Number of	Exercise	Term	Fair Value at	Value
	Shares	Price	(Years)	Grant Date	(in thousands)
Options outstanding at January 1, 2026	32,877	$295.00	8.95	$156.00
Granted	—	—
Exercised	(102)	1.75
Forfeited	(8,958)	324.11
Expired	—	—
Options outstanding at June 30, 2026	23,817	$283.50	8.50	$137.00
Options exercisable at June 30, 2026	14,376	$376.00	8.33		$0.00

			Weighted-
			Average
		Weighted-	Remaining	Weighted-	Aggregate
		Average	Contractual	Average	Intrinsic
	Number of	Exercise	Term	Fair Value at	Value
	Shares	Price	(Years)	Grant Date	(in thousands)
Options outstanding at January 1, 2025	12,398	$615.50	9.06	$177.00
Granted	20,639	104.49
Exercised	—	—
Forfeited	(160)	524.00
Expired	—	—
Options outstanding at December 31, 2025	32,877	$295.00	8.95	$156.00
Options exercisable at December 31, 2025	16,080	$421.85	8.72		$359.50

Schedule of stock-based compensation

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2026	2025	2026	2025
Research and development	$17	$75	$74	$147
General and administration	195	184	393	362
Total	$212	$259	$467	$509

	Year Ended December 31,
(in thousands)	2025	2024
Research and development	$291	$268
General and administration	749	582
Total	$1,040	$850